Prepaid Expenses (Tables)	12 Months Ended
Sep. 30, 2021
Prepaid And Other Assets Current Disclosure [Abstract]
Schedule of Prepaid expenses
	September 30, 2021	September 30, 2020
	US$	US$
Prepaid recruitment fees	159,883	762,367
Prepaid tuition fees to Miami University	550,613	534,791
Prepaid fees to Renda for Beijing office expenses	558,356	-
Prepaid fees to Dongbei University of Finance and Economics	181,829	220,621
Prepaid insurance	39,448	44,150
Other prepaid expenses	70,718	70,718
Total	1,560,847	1,632,647